Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

December 4, 2023

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”)
File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus relating to the Virtus Reaves Utilities ETF series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 173, Amendment No. 174, to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically with the U.S. Securities and Exchange Commission.

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011 or Rebecca A. Rodrigues.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:	William Smalley

Daphne Chisolm

Michael Mabry

Rebecca Rodrigues

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